Government assistance	12 Months Ended
Jan. 31, 2019
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Government assistance
23.	GOVERNMENT ASSISTANCE

The Company’s government assistance, including tax credits, was as follows:

	Years ended
	January 31, 2019	January 31, 2018
Recorded against research and development expense	$23.1	$17.8
Recorded against other elements of operating income	1.2	4.3
	$24.3	$22.1

Recorded against the cost of property, plant and equipment	$1.2	$0.4